Short-term Borrowings and Long-term Debt	12 Months Ended
Jan. 31, 2015
Long-term Debt, Unclassified [Abstract]
Short-term Borrowings and Long-term Debt
Short-term Borrowings and Long-term Debt
Short-term borrowings consist of commercial paper and lines of credit. Short-term borrowings outstanding at January 31, 2015 and 2014 were $1.6 billion and $7.7 billion, respectively. The following table includes additional information related to the Company's short-term borrowings for fiscal 2015, 2014 and 2013:

	Fiscal Years Ended January 31,
(Amounts in millions)	2015	2014	2013
Maximum amount outstanding at any month-end	$11,581	$13,318	$8,740
Average daily short-term borrowings	7,009	8,971	6,007
Weighted-average interest rate	0.5%	0.1%	0.1%

The Company has various committed lines of credit, committed with 23 financial institutions, totaling $15.0 billion as of January 31, 2015 and with 24 financial institutions, totaling $15.4 billion as of January 31, 2014. The committed lines of credit are summarized in the following table:

	Fiscal Years Ended January 31,
	2015			2014
(Amounts in millions)	Available	Drawn	Undrawn	Available	Drawn	Undrawn
Five-year credit facility(1)	$6,000	$—	$6,000	$6,000	$—	$6,000
364-day revolving credit facility(2)	9,000	—	9,000	9,400	—	9,400
Total	$15,000	$—	$15,000	$15,400	$—	$15,400

(1)	In June 2014, the Company renewed and extended its existing five-year credit facility, which is used to support its commercial paper program.

(2)	In June 2014, the Company renewed and extended its existing 364-day revolving credit facility, which is used to support its commercial paper program.
The committed lines of credit mature at various times between June 2015 and June 2019, carry interest rates generally ranging between LIBOR plus 10 basis points and LIBOR plus 75 basis points, and incur commitment fees ranging between 1.5 and 4.0 basis points. In conjunction with the lines of credit listed in the table above, the Company has agreed to observe certain covenants, the most restrictive of which relates to the maximum amount of secured debt.
Apart from the committed lines of credit, the Company has trade and stand-by letters of credit totaling $4.6 billion and $4.7 billion at January 31, 2015 and 2014, respectively. These letters of credit are utilized in normal business activities.
The Company's long-term debt, which includes the fair value instruments further discussed in Note 8, consists of the following:

		January 31, 2015		January 31, 2014
(Amounts in millions)	Maturity Dates By Fiscal Year	Amount	Average Rate(1)	Amount	Average Rate(1)
Unsecured debt
Fixed	2016 - 2045	$36,000	4.3%	$35,500	4.3%
Variable	2019	500	5.4%	500	5.4%
Total U.S. dollar denominated		36,500		36,000
Fixed	2023 - 2030	2,821	3.3%	1,356	4.9%
Variable		—		—
Total Euro denominated		2,821		1,356
Fixed	2031 - 2039	5,271	5.3%	5,770	5.3%
Variable		—		—
Total Sterling denominated		5,271		5,770
Fixed	2016 - 2021	596	1.0%	1,490	1.3%
Variable	2016	255	0.6%	457	0.7%
Total Yen denominated		851		1,947
Total unsecured debt		45,443		45,073
Total other debt (in USD)(2)		453		801
Total debt		45,896		45,874
Less amounts due within one year		(4,810)		(4,103)
Long-term debt		$41,086		$41,771

(1)
The average rate represents the weighted-average stated rate for each corresponding debt category, based on year-end balances and year-end interest rates. Interest costs are also impacted by certain derivative financial instruments described in Note 8.

(2)
A portion of other debt at January 31, 2015 and 2014 includes secured debt in the amount of $139 million and $572 million, respectively, which was collateralized by property that had an aggregate carrying amount of approximately $19 million and $471 million, respectively.

At January 31, 2015 and 2014, the Company had $500 million in debt with embedded put options. The issuance of money market puttable reset securities in the amount of $500 million is structured to be remarketed in connection with the annual reset of the interest rate. If, for any reason, the remarketing of the notes does not occur at the time of any interest rate reset, the holders of the notes must sell, and the Company must repurchase, the notes at par. Accordingly, this issuance has been classified as long-term debt due within one year in the Company's Consolidated Balance Sheets.
Annual maturities of long-term debt during the next five years and thereafter are as follows:

(Amounts in millions)	Annual
Fiscal Year	Maturities
2016	$4,810
2017	2,312
2018	1,523
2019	3,518
2020	514
Thereafter	33,219
Total	$45,896
Debt Issuances
Information on significant long-term debt issued during fiscal 2015 is as follows:

(Amounts in millions)
Issue Date	Principal Amount	Maturity Date	Fixed vs. Floating	Interest Rate	Proceeds
April 8, 2014	850 Euro	April 8, 2022	Fixed	1.900%	$1,161
April 8, 2014	650 Euro	April 8, 2026	Fixed	2.550%	885
April 22, 2014	500 USD	April 21, 2017	Fixed	1.000%	499
April 22, 2014	1,000 USD	April 22, 2024	Fixed	3.300%	992
April 22, 2014	1,000 USD	April 22, 2044	Fixed	4.300%	985
October 22, 2014	500 USD	April 22, 2024	Fixed	3.300%	508
Total					$5,030

Information on significant long-term debt issued during fiscal 2014 is as follows:

(Amounts in millions)
Issue Date	Principal Amount	Maturity Date	Fixed vs. Floating	Interest Rate	Proceeds
April 11, 2013	1,000 USD	April 11, 2016	Fixed	0.600%	$997
April 11, 2013	1,250 USD	April 11, 2018	Fixed	1.130%	1,244
April 11, 2013	1,750 USD	April 11, 2023	Fixed	2.550%	1,738
April 11, 2013	1,000 USD	April 11, 2043	Fixed	4.000%	988
October 2, 2013	1,000 USD	December 15, 2018	Fixed	1.950%	995
October 2, 2013	750 USD	October 2, 2043	Fixed	4.750%	738
Total					$6,700

During fiscal 2015 and 2014, the Company also received additional proceeds from other, smaller long-term debt issuances by several of its non-U.S. operations. The proceeds in both fiscal years were used to pay down and refinance existing debt and for other general corporate purposes.
Maturities
On February 3, 2014, $500 million of 3.000% Notes matured and were repaid; on April 14, 2014, $1.0 billion of 1.625% Notes matured and were repaid; on May 15, 2014, $1.0 billion of 3.200% Notes matured and were repaid; and on August 6, 2014, ¥100 billion of floating rate Notes matured and were repaid.
On April 15, 2013, $1.0 billion of 4.250% Notes matured and were repaid; on May 1, 2013, $1.5 billion of 4.550% Notes matured and were repaid; on June 1, 2013, $500 million of 7.250% Notes matured and were repaid; on August 5, 2013, ¥25 billion of 2.010% and ¥50 billion of floating rate Notes matured and were repaid; and on October 25, 2013, $750 million of 0.750% Notes matured and were repaid.
During fiscal 2015 and 2014, the Company also repaid other, smaller long-term debt as it matured in several of its non-U.S. operations.